RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 10:-	RELATED PARTY TRANSACTIONS

On November 21, 2011, the Company entered into a license agreement with the Parent Company, (for further information, refer to Notes 1.b and 6). Details of the transactions with related parties are depicted in the following tables:

Transactions with related parties:
	December 31,	Period from June 27, 2011 (inception date) to December 31,
	2012	2011
Results of Operations

Research and development expenses (1)	$1,506	$216

General and administrative expenses (2)	$61	$-

	December 31,
	2012	2011
Balances with Related Party

Related company (1)	$72	$(140)

Investment in Parent Company (2)	$1,229	$1,508

Other account payables and accrued expenses (1)	$(100)	$(100)

(1)	Transactions related to Service Agreement. See Notes 1.b.2, 5 and 6.
(2)	Transactions related to Investment in Parent Company. See Notes 2.e and 3.

During February 2013, the Parent Company's board of directors resolved to defer receiving payments owed under the Services Agreement from January 31, 2013 for the performance of the clinical trials of CF101 in ophthalmic indications until the completion of a fundraising in the Company. See Note 1.c.